Financial Instruments - Summary of Accounts Receivables (Detail) ¥ in Millions	Dec. 31, 2018 CNY (¥)
Disclosure of information about Group's exposure to credit risk and expected credit losses for accounts receivable [line items]
Loss allowance	¥ 4,680
Telephone and Internet subscribers [member]
Disclosure of information about Group's exposure to credit risk and expected credit losses for accounts receivable [line items]
Gross carrying amount	13,368
Loss allowance	¥ 2,898
Telephone and Internet subscribers [member] | Current, within 1 month [member]
Disclosure of information about Group's exposure to credit risk and expected credit losses for accounts receivable [line items]
Expected loss rate	2.00%
Gross carrying amount	¥ 8,376
Loss allowance	¥ 158
Telephone and Internet subscribers [member] | 1 to 3 months [member]
Disclosure of information about Group's exposure to credit risk and expected credit losses for accounts receivable [line items]
Expected loss rate	20.00%
Gross carrying amount	¥ 2,117
Loss allowance	¥ 420
Telephone and Internet subscribers [member] | 4 to 6 months [member]
Disclosure of information about Group's exposure to credit risk and expected credit losses for accounts receivable [line items]
Expected loss rate	60.00%
Gross carrying amount	¥ 839
Loss allowance	¥ 502
Telephone and Internet subscribers [member] | 7 to 12 months [member]
Disclosure of information about Group's exposure to credit risk and expected credit losses for accounts receivable [line items]
Expected loss rate	80.00%
Gross carrying amount	¥ 1,093
Loss allowance	¥ 875
Telephone and Internet subscribers [member] | More than 12 months [member]
Disclosure of information about Group's exposure to credit risk and expected credit losses for accounts receivable [line items]
Expected loss rate	100.00%
Gross carrying amount	¥ 943
Loss allowance	¥ 943